Derivative financial instrument liabilities	9 Months Ended
May 31, 2024
Derivative Financial Instrument Liabilities
Derivative financial instrument liabilities

9.	Derivative financial instrument liabilities

	May 31, 2024	August 31, 2023
Derivative warrant liabilities	$4,221	$3,544
Total derivative financial instrument liabilities	$4,221	$3,544

a)	Derivative warrant liabilities

Amount
As at August 31, 2023	$3,544
Change in fair value	677
As at May 31, 2024	$4,221

Derivative warrant liabilities of $4.2 million will only be settled by issuing equity of the Company. For the three and nine months ended May 31, 2024 fair value changes amounted to a loss of $2.5 million and $0.7 million, respectively (2023 – loss of $0.7 million and gain of $1.7 million, respectively).

Fair values of derivative warrant liabilities were calculated using the Black-Scholes Option Pricing Model with the following assumptions:

	May 31, 2024	August 31, 2023
Share price	0.48	$0.39
Risk-free interest rate	4.70% - 4.92%	4.43% - 4.66%
Dividend yield	0%	0%
Expected volatility	48% - 49%	52%
Remaining term (in years)	1.7 – 2.7	2.5 – 3.4

The fair value is classified as Level 3 as expected volatilities are determined using adjusted historical volatilities and were therefore not an observable input.

Sensitivity analysis

If expected volatility, the significant unobservable input, had been higher or lower by 10% and all other variables were held constant, net income and net assets for the three and nine months ended May 31, 2024 would increase or decrease by:

	May 31, 2024
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(851)	$848

b)	Gold zero-cost collars

In December 2023, the Company entered into a series of gold zero-cost collar contracts for 600 gold ounces per month for a total of 3,000 gold ounces to be settled from January 2024 to May 2024, at a maximum and minimum gold price of $2,150 and $1,850 per gold ounce, respectively.

During the three and nine months ended May 31, 2024, gold zero-cost collar contracts for a total of nil and 1,200 gold ounces, respectively (2023 – 3,600 gold ounces and 3,600 gold ounces, respectively) expired unexercised and 1,800 gold ounces and 1,800 gold ounces, respectively (2023 – $nil and $nil, respectively) were exercised. As at May 31, 2024, no gold zero-cost collar contracts were outstanding.

For the three and nine months ended May 31, 2024, realized losses on exercised contracts amounted to $0.2 million and $0.2 million, respectively (2023 - $nil and $nil, respectively).